Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative assets
Gross fair value recognized	$ 46,705	$ 12,490
Less: offset applied under master netting agreements	(11,227)	(10,148)
Net fair value presented in the consolidated balance sheets	35,478	2,342
Positions not offset in the consolidated balance sheets, gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, cash collateral received/paid	(250)	(368)
Net exposures	$ 35,228	$ 1,974
Derivative liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Spot and forward foreign exchange and currency swaps	Spot and forward foreign exchange and currency swaps
Gross fair value recognized	$ 13,266	$ 24,119
Less: offset applied under master netting agreements	(11,227)	(10,148)
Net fair value presented in the consolidated balance sheets	2,039	13,971
Positions not offset in the consolidated balance sheets, gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, cash collateral received/paid	(682)	(8,401)
Net exposures	1,357	5,570
Net fair value	$ 33,439	$ (11,629)